UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2490

Smith Barney Money Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MONEY FUNDS, INC.

CASH PORTFOLIO

GOVERNMENT PORTFOLIO

FORM N-Q

MARCH 31, 2005

CASH PORTFOLIO

Schedules of Investments (unaudited)	March 31, 2005

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES - 4.9%
$190,000,000	Federal Home Loan Bank
	mature 8/26/05 to 5/16/06 †	2.78% to 2.85%	$189,877,594
174,125,000	Federal Home Loan Mortgage Corp.
	mature 9/12/05 to 3/7/06	3.09 to 3.57	170,110,870
256,825,000	Federal National Mortgage Association
	mature 4/13/05 to 3/17/06	1.75 to 3.69	254,888,285
250,000,000	Federal National Mortgage Association
	mature 10/3/05 to 5/22/06 †	2.53 to 2.85	249,881,811

	TOTAL U.S. GOVERNMENT AGENCIES
	& INSTRUMENTALITIES (Cost - $864,758,560)		864,758,560

U.S. TREASURY - 0.9%
150,000,000	U.S. Treasury Bills matures 8/18/05
	(Cost - $148,368,681)	2.86	148,368,681

COMMERCIAL PAPER - 59.5%
100,000,000	Aquinas Funding LLC mature 4/14/05 to 9/19/05 (a)	2.60 to 3.27	99,188,667
25,000,000	Aspen Funding Corp. matures 9/19/05 (a)	3.24	24,621,188
91,134,000	Atlantic Asset Securitization Corp. mature 4/8/05 to 4/25/05 (a)	2.75 to 2.82	91,019,324
45,329,000	Atlantis One Funding matures 6/16/05 (a)	3.00	45,043,830
144,720,000	Atomium Funding Corp. mature 4/7/05 to 5/31/05 (a)	2.71 to 2.93	144,360,399
158,000,000	Bank of America Corp. matures 4/6/05	2.16	157,953,039
328,880,000	Beethoven Funding Corp. mature 4/4/05 to 6/9/05 (a)	2.75 to 2.92	328,348,598
100,543,000	Brahms Funding Corp. matures 4/20/05 (a)	2.84	100,392,828
149,669,000	Bryant Park Funding LLC mature 4/6/05 to 6/16/05 (a)	2.70 to 3.00	149,237,541
44,347,000	Calyon North America Inc. matures 4/11/05	2.64	44,314,602
116,383,000	Chariot Funding LLC matures 4/25/05 (a)	2.81	116,165,752
443,000,000	Chesham Financial LLC mature 4/1/05 to 5/3/05 (a)	2.64 to 2.81	442,338,513
125,044,000	Cobbler Funding Ltd. mature 5/10/05 to 6/15/05 (a)	2.74 to 2.99	124,376,940
162,621,000	Concord Minutemen Capital Co. mature 4/6/05 to 4/7/05 (a)	2.57 to 2.70	162,558,686
206,500,000	Danske Corp. mature 5/2/05 to 8/8/05	2.79 to 2.94	205,554,154
250,000,000	Deutsche Bank Financial LLC matures 4/14/05	2.75	249,751,736
100,250,000	Ebury Finance Ltd. matures 4/18/05 (a)	2.81	100,117,447
100,000,000	Eiffel Funding LLC mature 4/13/05 to 5/6/05 (a)	2.76 to 2.79	99,819,028
22,264,000	Erasmus Capital Corp. matures 6/15/05 (a)	2.94	22,128,561
215,353,000	Fenway Funding LLC matures 4/18/05 to 4/22/05 (a)	2.84 to 2.85	215,028,260

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
COMMERCIAL PAPER - 59.5% (continued)
$130,000,000	Fountain Square Commercial Funding Corp.
	mature 5/17/05 to 6/21/05 (a)	2.88% to 3.00%	$129,219,483
115,000,000	Galaxy Funding Inc. mature 6/2/05 to 6/6/05 (a)	2.90 to 2.93	114,414,600
50,000,000	Galleon Capital LLC matures 4/12/05 (a)	2.74	49,958,292
250,000,000	Gemini Securitization LLC mature 4/12/05 to 6/10/05 (a)	2.78 to 2.91	249,479,083
200,000,000	General Electric Capital Corp. mature 4/8/05 to 8/4/05	2.61 to 3.04	198,907,778
531,466,000	Georgetown Funding Co. LLC mature 4/5/05 to 6/15/05 (a)	2.65 to 3.01	530,134,686
50,000,000	Giro Balanced-Funding Corp. matures 6/13/05 (a)	2.99	49,698,875
130,000,000	Giro Multi-Funding Corp. matures 4/20/05 (a)	2.80	129,808,232
100,000,000	Grampian Funding LLC matures 9/13/05 (a)	3.22	98,547,083
98,409,000	Hannover Funding Co. LLC mature 4/6/05 to 4/13/05 (a)	2.71 to 2.81	98,350,601
80,000,000	HBOS Treasury Services matures 6/9/05	2.90	79,558,400
49,778,000	Ivory Funding Corp. matures 4/15/05 (a)	2.67	49,726,701
102,750,000	Lake Constance Funding LLC mature 4/6/05 to 4/8/05 (a)	2.69 to 2.71	102,700,983
90,000,000	Legacy Capital LLC matures 9/7/05 (a)	3.16	88,763,775
200,000,000	Lehman Brothers Holdings Inc. matures 4/1/05	2.85	200,000,000
90,000,000	Liberty Street Funding Co. matures 4/1/05 (a)	2.65	90,000,000
398,000,000	Main Street Warehouse Funding Trust mature 4/1/05 to 4/20/05 (a)	2.71 to 2.85	397,672,978
177,410,000	Mane Funding Corp. mature 5/9/05 to 6/20/05 (a)	2.78 to 3.00	176,513,902
429,790,000	Mica Funding LLC mature 4/1/05 to 4/12/05 (a)	2.70 to 2.83	429,625,587
50,000,000	Mitten GMAC Mortgage Corp. matures 5/9/05	2.81	49,852,222
31,750,000	Monument Gardens Funding matures 4/25/05 (a)	2.68	31,693,697
35,000,000	Newport Funding Corp. matures 9/19/05 (a)	3.24	34,469,663
110,786,000	Nieuw Amsterdam Receivable Corp. mature 4/4/05 to 8/30/05 (a)	2.65 to 3.15	110,242,729
53,000,000	Nordea North America Inc. matures 6/3/05	2.87	52,736,126
243,434,000	Nyala Funding LLC mature 4/15/05 to 6/15/05 (a)	2.64 to 2.99	242,429,121
299,170,000	Paradigm Funding LLC mature 4/5/05 to 4/11/05 (a)	2.69 to 2.71	298,990,192
184,500,000	Park Granada LLC mature 4/1/05 to 4/13/05 (a)	2.81 to 2.90	184,406,667
200,000,000	Park Sienna LLC matures 4/7/05 (a)	2.86	199,904,667
163,055,000	Perry Global Funding LLC mature 4/12/05 to 4/25/05 (a)	2.65 to 2.75	162,897,967
154,350,000	Picaros Funding LLC mature 5/3/05 to 7/26/05 (a)	2.61 to 2.90	153,653,479
209,951,000	Polonius Inc. mature 4/6/05 to 6/17/05 (a)	2.70 to 2.89	209,373,545
48,000,000	Premier Asset Collateralized Entity LLC matures 4/15/05 (a)	2.58	47,952,120

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
COMMERCIAL PAPER - 59.5% (continued)
$150,000,000	Ranger Funding Co. LLC matures 4/28/05 (a)	2.80%	$149,686,125
145,217,000	Regency Markets No. 1 LLC mature 4/1/05 to 4/7/05 (a)	2.69 to 2.70	145,190,334
169,000,000	Saint Germain Holdings Ltd. mature 4/13/05 to 4/21/05 (a)	2.77 to 2.84	168,760,383
195,438,000	Scaldis Capital LLC mature 4/15/05 to 8/9/05 (a)	2.62 to 2.95	194,932,775
43,667,000	Societe Generale matures 8/11/05	2.97	43,198,671
290,340,000	Solitaire Funding LLC mature 4/8/05 to 5/16/05 (a)	2.68 to 2.82	289,786,000
40,000,000	Stanfield Victoria Funding LLC matures 4/11/05 (a)	2.60	39,971,333
170,840,000	Surrey Funding Corp. mature 4/4/05 to 6/8/05 (a)	2.62 to 2.90	170,165,693
228,422,000	Svenska Handelsbank Inc. matures 4/7/05	2.62	228,322,636
230,664,000	Tasman Funding LLC mature 4/15/05 to 4/20/05 (a)	2.81 to 2.83	230,367,786
148,081,000	Thames Asset Global Securitization No. 1 Inc. matures 4/14/05 (a)	2.66	147,939,295
198,755,000	Three Pillars Funding Corp. mature 4/1/05 to 4/26/05 (a)	2.66 to 2.81	198,486,292
32,449,000	Thunder Bay Funding LLC mature 4/11/05 to 8/8/05 (a)	2.76 to 2.94	32,257,142
196,350,000	UBS Finance Delaware LLC matures 5/3/05	2.80	195,862,179
126,251,000	Victory Receivables Corp. mature 4/7/05 to 4/8/05 (a)	2.71 to 2.80	126,187,852
87,250,000	Wal-Mart Funding Corp. matures 4/20/05 (a)	2.66	87,128,432
25,725,000	Whistlejacket Capital Ltd. matures 4/11/05 (a)	2.61	25,706,492

	TOTAL COMMERCIAL PAPER
	(Cost - $10,437,951,747)		10,437,951,747

BANK NOTE - 1.5%
253,750,000	Bank of America NA mature 6/8/05 to 9/12/05
	(Cost - $253,750,000)	2.91 to 3.21	253,750,000

PROMISSORY NOTE - 1.1%
200,000,000	Goldman Sachs Group Inc. matures 9/19/05 †
	(Cost - $200,000,000)	2.92	200,000,000

MEDIUM-TERM NOTES - 6.6%
127,000,000	Blue Heron Funding Ltd. mature 5/27/05 to 2/22/06 (a) †	2.88 to 2.90	127,000,000
300,000,000	General Electric Capital Corp. matures 4/17/06 †	2.93	300,000,000
125,000,000	Harrier Finance mature 5/16/05 to 9/15/05 (a) †	2.81 to 3.03	124,988,124
37,500,000	Mica Funding LLC matures 9/1/05 (a) †	2.69	37,495,984
200,000,000	Morgan Stanley matures 4/1/05 †	3.08	200,000,000
100,000,000	Sigma Finance Inc. matures 7/25/05 (a) †	2.84	99,990,599
130,000,000	Stanfield Victoria Funding LLC matures 2/27/06 (a) †	2.84	129,964,720

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
MEDIUM-TERM NOTES - 6.6% (continued)
$129,500,000	White Pine Finance LLC mature 4/13/05 to 12/20/05 (a)†	2.78% to 2.85%	$129,491,684

	TOTAL MEDIUM-TERM NOTES
	(Cost - $1,148,931,111)		1,148,931,111

CERTIFICATES OF DEPOSIT - 2.0%
15,000,000	Bank of America NA matures 5/2/05	2.67	15,000,000
336,999,000	Wells Fargo Bank NA mature 4/4/05 to 4/15/05	2.78 to 2.79	336,998,842

	TOTAL CERTIFICATES OF DEPOSIT
	(Cost - $351,998,842)		351,998,842

FOREIGN CERTIFICATES OF DEPOSIT - 23.8%
607,300,000	Barclays Bank PLC mature 4/11/05 to 6/27/05	2.42 to 3.00	607,270,642
412,000,000	BNP Paribas mature 4/15/05 to 8/8/05	2.42 to 2.92	411,981,402
155,500,000	Calyon NY mature 4/5/05 to 4/18/05	2.60	155,499,952
57,150,000	Canadian Imperial Bank of Commerce NY
	matures 6/2/05	2.76	57,150,000
77,500,000	CS First Boston NY mature 4/12/05 to 5/2/05	2.68 to 2.70	77,492,675
103,000,000	CS First Boston NY mature 8/25/05 to 9/20/05†	2.83 to 2.88	103,000,442
385,000,000	Depfa Bank PLC NY mature 5/11/05 to 8/2/05	2.76 to 3.01	384,995,171
223,400,000	Dexia Bank NY mature 4/11/05 to 5/24/05	2.72 to 2.84	223,398,149
173,750,000	Fortis Bank NY mature 4/8/05 to 6/2/05	2.69 to 2.86	173,750,000
100,000,000	HBOS Treasury Services PLC NY matures 5/3/05	2.70	100,000,441
224,100,000	HSBC Bank USA mature 4/22/05 to 5/16/05	2.62 to 2.85	224,040,212
78,750,000	Lloyds TSB Bank PLC NY matures 4/21/05	2.63	78,749,315
46,700,000	Nordea Bank Finland PLC NY matures 5/4/05	2.76	46,700,390
29,500,000	Royal Bank of Canada NY matures 4/8/05	2.61	29,500,029
218,500,000	Societe Generale NY matures 5/3/05	2.80 to 2.81	218,500,000
250,000,000	Svenska Handelsbanken NY matures 4/22/05	2.79	250,000,000
505,500,000	Toronto Dominion Bank NY mature 4/4/05 to 9/9/05	2.57 to 3.12	505,499,296
275,000,000	UBS AG Stamford CT mature 4/20/05 to 5/6/05	2.65 to 2.75	275,000,328
253,250,000	Unicredito Italiano S.p.A. mature 4/18/05 to 6/10/05	2.62 to 2.90	253,247,534

	TOTAL FOREIGN CERTIFICATES OF DEPOSIT
	(Cost - $4,175,775,978)		4,175,775,978

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
TIME DEPOSITS - 0.0%
$2,949,000	Westdeutsche Landesbank matures 4/1/05
	(Cost - $2,949,000)	2.88%	$2,949,000

	TOTAL INVESTMENTS - 100.3% (Cost - $17,584,483,919*)		17,584,483,919
	Liabilities in Excess of Other Assets - (0.3%)		(51,196,571)

	TOTAL NET ASSETS - 100.0%		$17,533,287,348

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Directors.

†	Variable interest rate - subject to periodic change.

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. GOVERNMENT AGENCIES
& INSTRUMENTALITIES - 92.8%
$345,000,000	Federal Farm Credit Bank
	mature 5/13/05 to 12/14/05	2.69% to 2.78%	$344,963,106
578,266,000	Federal Home Loan Bank
	mature 4/20/05 to 5/16/06	2.57 to 2.95	577,400,203
498,181,000	Federal Home Loan Mortgage Corp.
	mature 4/5/05 to 1/10/06	2.21 to 3.44	495,678,147
733,699,000	Federal National Mortgage Association
	mature 4/6/05 to 10/3/05	1.75 to 3.00	732,046,864

	TOTAL U.S. GOVERNMENT AGENCIES
	& INSTRUMENTALITIES
	(Cost - $2,150,088,320)		2,150,088,320

U.S. TREASURY - 3.8%
90,000,000	U. S. Treasury Bills mature 8/11/05 to 9/8/05
	(Cost - $88,930,839)	2.74 to 2.98	88,930,839

REPURCHASE AGREEMENT - 4.5%
103,798,000	Goldman, Sachs & Co. dated 3/31/05, 2.85% due 4/1/05;
	Proceeds at maturity - $103,806,217; (Fully collateralized by U.S. Treasury Notes, 3.500% to 3.625% due 7/15/09 to 2/15/10; Market value - $105,874,354)
	(Cost - $103,798,000)		103,798,000

	TOTAL INVESTMENTS - 101.1%		2,342,817,159
	(Cost - $2,342,817,159*)
	Liabilities in Excess of Other Assets - (1.1%)		(25,542,609)

	TOTAL NET ASSETS - 100.0%		$2,317,274,550

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Money Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified, open-end management investment company. The Company consists of two separate investment funds (“Funds”): the Cash Portfolio and the Government Portfolio.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds’ may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Money Funds, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date:	May 27, 2005

By	/s/ Robert J. Brault
Robert J. Brault Chief Financial Officer

Date:	May 27, 2005